Income taxes (Details Narrative) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 14, 2022	Jun. 30, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)	Mar. 30, 2026 CNY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax exempt amount | $			$ 2		$ 2
Interest rate							8.25%	8.25%	16.50%
Interest rate			(6.10%)		(5.60%)	(10.60%)
Taxable income				¥ 1
Assets | $							$ 32,279,821		$ 24,781,491
Effective interest rate	5.00%		10.00%
Taxable income				¥ 3
Small And Micro Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income		¥ 3
Assets								¥ 50
Small Scale And Low Profit Enterprise [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Interest rate							5.00%	5.00%
Small Scale And Low Profit Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Taxable income		¥ 1
Small And Low Profit Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective interest rate			5.00%		5.00%	5.00%
Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Interest rate			25.00%